Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2022	2021

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	37	42
Accumulated amortization	(2,898)	(2,883)
Impairment	(1,432)	(1,432)
Exchange difference	(1)	(2)
Intangible assets, net	$42	$61

Schedule of Amortization expenses related to intangible assets

	For the years ending December 31,
						2028 and
	2023	2024	2025	2026	2027	thereafter
	$	$	$	$	$	$
Amortization expenses	13	5	5	5	5	9